UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                          FORM 13F
                   FORM 13F COVER PAGE
Report for the calendar year or quarter ended: December 31, 2002
Check here if Amendment [   ]; Amendment Number:
This amendment: (Check only one): [  ] is a restatement
                                  [  ] adds new holdings entries
Institutional Investment Manager Filing this Report:

Name: Sanderson & Stocker, Inc.
Address: Post Office Box 3370, Ithaca, NY 14852

13F File Number: 28-6704

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: Alexandra Stocker
Title: Chief Executive Officer
Telephone: 607-257-5117
Signature, Place, and Date of Signing:
        Alexandra Stocker  Ithaca, NY  February 4, 2003

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT 1934.

                        FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 41

Form 13F Information Table Value Total: $112,725

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      920    23005 SH       SOLE                     3000             20005
AFFILIATED COMPUTER CL A       COM              008190100     5329   101225 SH       SOLE                    65500             35725
ANADARKO PETROLEUM CORP        COM              032511107     3283    68542 SH       SOLE                    43400             25142
AUTOMATIC DATA PROCESSING INC  COM              053015103     1758    44800 SH       SOLE                    40000              4800
AVERY DENNISON CORP            COM              053611109     5006    81950 SH       SOLE                    48300             33650
CELGENE                        COM              151020104     3376   157250 SH       SOLE                    88400             68850
CHEVRONTEXACO CORP COM         COM              166764100      289     4350 SH       SOLE                                       4350
CITIGROUP INC                  COM              172967101     3948   112199 SH       SOLE                    70900             41299
CONVERGYS CORP                 COM              212485106      919    60650 SH       SOLE                     6000             54650
COPART INC COM                 COM              217204106     2979   251575 SH       SOLE                   143000            108575
D R HORTON INC COM             COM              23331A109     4149   239150 SH       SOLE                   142000             97150
DARDEN RESTAURANTS INC         COM              237194105     1064    52025 SH       SOLE                     8500             43525
DEVON ENERGY CORP COM          COM              25179M103     1108    24150 SH       SOLE                     3000             21150
DOLLAR GEN CORP COM            COM              256669102     3933   329120 SH       SOLE                   191600            137520
DORAL FINL CORP COM            COM              25811P100     1246    43562 SH       SOLE                                      43562
ELI LILLY & CO                 COM              532457108     3254    51250 SH       SOLE                    30900             20350
ENTERTAINMENT PPTYS TR COM SH  COM              29380T105      325    13800 SH       SOLE                                      13800
FANNIE MAE                     COM              313586109     5860    91100 SH       SOLE                    54000             37100
FLEET BOSTON CORP              COM              339030108     2770   114000 SH       SOLE                    83000             31000
GENERAL ELECTRIC CO            COM              369604103     3767   154690 SH       SOLE                    76600             78090
HIBERNIA CORP CL A             COM              428656102      700    36350 SH       SOLE                                      36350
HOME DEPOT                     COM              437076102     2897   120600 SH       SOLE                    71600             49000
IBM CORP                       COM              459200101     3210    41418 SH       SOLE                    22300             19118
IMPATH INC                     COM              45255G101     2787   141350 SH       SOLE                    77900             63450
JOHNSON & JOHNSON              COM              478160104      209     3900 SH       SOLE                                       3900
LOWES COS INC COM              COM              548661107      921    24550 SH       SOLE                                      24550
MEDTRONIC                      COM              585055106     5169   113350 SH       SOLE                    69800             43550
MICROSOFT CORP                 COM              594918104     3991    77190 SH       SOLE                    43200             33990
MOBILE MINI INC COM            COM              60740F105      595    38000 SH       SOLE                     9300             28700
PAYCHEX INC                    COM              704326107     6395   229216 SH       SOLE                   109900            119316
PROVIDENT BANKSHARES COM       COM              743859100      292    12646 SH       SOLE                                      12646
SHURGARD STORAGE CTRS COM      COM              82567D104      805    25700 SH       SOLE                     5000             20700
SUNGARD DATA SYSTEMS           COM              867363103     6646   282100 SH       SOLE                   161600            120500
SWIFT ENERGY CO                COM              870738101     1614   166887 SH       SOLE                   109600             57287
SYSCO CORP COM                 COM              871829107     2175    73000 SH       SOLE                    55000             18000
TIFFANY & CO                   COM              886547108     2458   102800 SH       SOLE                    75600             27200
UNISYS CORP COM                COM              909214108     3683   372061 SH       SOLE                   211810            160251
WAL-MART STORES INC            COM              931142103     3379    66900 SH       SOLE                    46000             20900
WASHINGTON MUTUAL INC          COM              939322103     5993   173550 SH       SOLE                   107500             66050
WILSON GREATBATCH TECHNOLOGIES COM              972232102      710    24300 SH       SOLE                     1500             22800
WYETH                          COM              983024100     2811    75150 SH       SOLE                    54100             21050